Share-Based Compensation (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Apr. 09, 2014	Oct. 24, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 1.40	$ 0.83
Dividend yield			0.00%	0.00%
Volatility rate			108.00%	134.80%
Risk-free interest rate			0.45%	85.00%
Share-based compensation expense	$ 503,000	$ 89,000	$ 2,958,000	$ 720,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	0	0
Unrecognized non-cash compensation cost	127,000
Unrecognized non-cash compensation costs, weighted average period	2 years 1 month 13 days
Share-based compensation expense			80,000	701,000
Unvested Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized non-cash compensation cost			142,000
Unrecognized non-cash compensation costs, weighted average period			2 years 4 months 17 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized non-cash compensation cost	3,852,000		4,059,000
Unrecognized non-cash compensation costs, weighted average period	1 year 4 months 2 days		1 year 5 months 19 days
Shares authorized for issuance			5,100,000
Shares granted			1,130,000
Value of options canceled/forfeited					59,000
Share-based compensation expense			$ 2,878,000	$ 19,000
Shares vested	307,500		1,205,000
Shares expected to vest	3,657,500		3,765,000
Shares outstanding	4,717,500			0
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted			2,800,000
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted			500,000
Requisite service period			2 years
Forfeiture percentage			40.00%
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			60.00%
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			40.00%
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted			1,000,000
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Director [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
Director [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
Director [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted						200,000
Gary D. Cohee [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted			200,000
Gary D. Cohee [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Gary D. Cohee [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
William Otis [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted			200,000
William Otis [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
William Otis [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Dr David Theno, Jr [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted			200,000
Dr David Theno, Jr [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Dr David Theno, Jr [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Craig Culver [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Craig Culver [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted			200,000
Options forfeited					200,000
Craig Culver [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%